Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 70,119	¥ 74,009
Total financing receivables	4,605,343	4,609,702
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	22,943	22,181
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	47,176	51,828
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	27,238	26,460
Total financing receivables	1,033,684	1,029,518
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,181	8,604
Total financing receivables	669,675	687,462
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	18,057	17,856
Total financing receivables	364,009	342,056
Net investment in leases | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,473	9,332
Net investment in leases | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,980	2,257
Net investment in leases | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,493	7,075
Net investment in leases | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,765	17,128
Net investment in leases | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,201	6,347
Net investment in leases | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,564	10,781
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,078	14,810
Total financing receivables	2,345,092	2,311,624
Consumer borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,980	4,553
Consumer borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,098	10,257
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,545	3,890
Total financing receivables	2,107,741	2,070,921
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,209	1,375
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,336	2,515
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,631	1,476
Total financing receivables	178,993	188,547
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	321	371
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,310	1,105
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,902	9,444
Total financing receivables	58,358	52,156
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,450	2,807
Consumer borrowers | Consumer - Other | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,452	6,637
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	27,803	32,739
Total financing receivables	1,226,567	1,268,560
Corporate borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,490	8,296
Corporate borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	19,313	24,443
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Total financing receivables	66,201	47,956
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,331	6,509
Total financing receivables	91,581	113,129
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	5,193
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,331	1,316
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	993	922
Total financing receivables	288,970	279,046
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	350	144
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	643	778
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,130	14,505
Total financing receivables	114,069	133,802
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,130	14,505
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,872	2,585
Total financing receivables	169,871	200,033
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,281	592
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,591	1,993
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,477	8,218
Total financing receivables	495,875	494,594
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,859	2,367
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 5,618	¥ 5,851